Fair Value of Financial Assets and Liabilities - Schedule of Quantitative Information Associated with Fair Value Measurements (Detail) - Planet Labs Inc [Member] $ in Thousands	Oct. 31, 2021 USD ($) yr	Jan. 31, 2021 USD ($) yr	Jan. 31, 2020 USD ($) yr
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred Stock Warrant Liability Current | $	$ 14,047	$ 11,359	$ 3,849
Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Debt, Fair Value Disclosures | $		$ 101,212	$ 10,804
Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input			2.0
Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		35.00
Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		16.00	27.6
Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.06	1.6
Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred Stock Warrant Liability Current | $		$ 11,359	$ 3,849
Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input			2.0
Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		60.00	60.0
Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input			25.0
Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input			1.6
Black Scholes Method [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred Stock Warrant Liability Current | $	$ 14,047
Black Scholes Method [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	8.4
Black Scholes Method [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	60
Black Scholes Method [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0
Black Scholes Method [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	1.49
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Probabilityof Conversion uponBusiness Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Debt, Fair Value Disclosures | $	$ 109,953
Debt Instrument, Measurement Input	100
Valuation, Market Approach [Member] | Fair Value, Inputs, Level 3 [Member] | Discount For Lack Of Marketability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	5
Maximum [Member] | Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		5
Maximum [Member] | Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		5
Maximum [Member] | Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		1.75
Maximum [Member] | Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		17
Minimum [Member] | Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.2
Minimum [Member] | Valuation Technique Probability Weighted [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.2
Minimum [Member] | Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		0.5
Minimum [Member] | Valuation Technique, Option Pricing Model [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input		10